Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2025
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income, Interest Expense and Net Interest Income
Details of interest income, interest expense, and net interest income for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	1,746	￦	2,889	￦	2,598
Securities measured at fair value through profit or loss		1,400,912		1,422,251		1,380,773
Loans measured at fair value through profit or loss		12,708		33,372		52,781
Securities measured at fair value through other comprehensive income		2,225,549		2,693,188		2,794,599
Loans measured at fair value through other comprehensive income		39,084		55,314		72,062
Due from financial institutions measured at amortized cost		351,797		395,886		356,944
Securities measured at amortized cost		1,123,957		1,236,448		1,113,363
Loans measured at amortized cost		23,439,034		24,006,088		22,673,204
Insurance finance income		20,899		31,317		37,205
Others		526,338		614,632		672,571

		29,142,024		30,491,385		29,156,100

Interest expense
Deposits		10,052,830		10,379,055		9,097,941
Borrowings		2,519,463		2,548,842		2,141,511
Debentures		2,306,823		2,623,198		2,635,724
Insurance finance expense		1,534,458		1,477,757		1,504,488
Others		547,590		635,819		703,343

		16,961,164		17,664,671		16,083,007

Net interest income	￦	12,180,860	￦	12,826,714	￦	13,073,093